Financial risk management and financial instruments, Capital Structure of Group at Statement of Financial Position Date (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018		Apr. 30, 2017	[1]
Capital Risk Management [Abstract]
Borrowings	$ 4,640.3	$ 4,670.7
Cash and cash equivalents	(737.2)	(355.7)	[1]	$ (620.9)	[1]	$ (151.0)
Finance Lease obligations	250.4	23.5
Unamortised prepaid facility arrangement fees	92.9	104.3
Bank loan secured [Member]
Capital Risk Management [Abstract]
Borrowings	4,733.2	4,775.0		$ 4,996.9
Capital Risk Management [Member]
Capital Risk Management [Abstract]
Borrowings	(4,640.3)	(4,670.7)
Cash and cash equivalents	737.2	355.7
Finance Lease obligations	(250.4)	(23.5)
Total net debt	$ (4,153.5)	$ (4,338.5)

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.